Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Recognition
Schedule of estimated revenue expected to recognized future periods related to performance obligations
	Remainder of 2018	2019	2020	2021 and thereafter
Software license and related revenues and consulting services	$2,661	$4,946	$4,824	$769

Schedule of trade receivables, contract assets and contract liabilities from contracts with customers
June 30, 2018 (unaudited)
Trade receivables	$75,584
Accrued revenues (short and long-term contract assets)	13,529
Deferred revenues (short-term contract liabilities)	9,082

Schedule of condensed interim consolidated statements of income and balance sheets
	Six months ended June 30, 2018
	ASC 606	ASC 605	impact
		Unaudited
Revenue	$1,252	$50	$1,202